Summary of Accounting Principles (Indefinite Lived Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2019
Collaboration Asset [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	30 years
Customer Relationships [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Customer Relationships [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	32 years
Patents & trademarks [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Patents & trademarks [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	30 years
Exclusivity Assets [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Exclusivity Assets [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years